Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Giant Interactive Group Inc. (the “Company” or “Giant Interactive”), its subsidiaries, Shanghai Giant Network Technology Co., Ltd. (“Giant Network” or the “VIE”) and its consolidated entities, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its PRC subsidiaries, Zhengtu Information, Zhengju Information, Jujia Network, and the VIE of Zhengtu Information, Giant Network.

Details of the Company’s subsidiaries as of December 31, 2012 are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Oversea online game licensing, development, and operation
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (II) (“Jujia Network II”)	October 10, 2012	PRC	70.00%	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”)	Acquired on October 17, 2012	PRC	85.00%	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd. (“Juhuan Network”)	October 24, 2012	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	50.07%	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	25.54%	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	51.00%	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	50.07%	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	100.00%	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	25.54%	Online game research and development
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Giant Glorious Mission Network Technology Co., Ltd. (“Shanghai Giant “)	April 25, 2012	PRC	50.07%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (III) (“Jujia Network III”)	October 10, 2012	PRC	51.00%	Online game research and development
Shanghai Juzi Information Technology Co., Ltd. (“Juzi Information”)	October 10, 2012	PRC	51.00%	Online game research and development
Bengbu Giant Glorious Mission Network Technology Co., Ltd.(“Bengbu Giant “)	November 12, 2012	PRC	50.07%	Online game research and development

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.

As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network through Zhengtu Information (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.

On June 14, 2012, Giant Network purchased 51% equity interest of Juhe Network from Zhengduo Information, wholly owned by Giant HK, at a consideration of RMB765,000 (US$122,791). As a result, Juhe Network changed from a subsidiary of the Company into a subsidiary of the VIE.

On March 7, 2012, Wuxi Network invested RMB1,000,000 (US$160,511) to establish Shanghai Giant and on June 27, 2012, Wuxi Network additionally injected RMB19,000,000 (US$3,049,710) to Shanghai Giant as paid-in capital. Giant Network owns 50.1% equity interest in Wuxi Network and Wuxi Network owns 100% equity interest of Shanghai Giant. Therefore, the Company, through its VIE, Giant Network, owns 50.1% equity interest of Shanghai Giant.

On October 10, 2012, Zhengduo Information, along with two other non-controlling shareholders invested RMB5,000,000 (US$802,555) to establish Jujia Network II and obtained 70% equity interests of Jujia Network II.

On October 10, 2012, Giant Network, along with two other non-controlling shareholders invested RMB2,000,000 (US$321,022) to establish Shanghai Jujia Network III, and obtained 51% equity interest of Jujia Network III.

On October 10, 2012, Giant Network along with another non-controlling individual invested RMB1,000,000 (US$160,511) to establish Juzi Information and obtained 51% equity interest of Juzi Information.

On October 17, 2012, Zhengtu Information reacquired 51% equity interest of Beijing Giant Zhengtu at a consideration of RMB57,250,000 (US$9,189,259) from Huayi Brothers Media Corporation (“Huayi”). As a result, together with the 34% equity interest previously held by Giant Network, the Group owns 85% equity interest in the Beijing Giant Zhengtu and Beijing Giant Zhengtu changed from an investment in equity investee of Giant Network to a subsidiary of the Group (Note 3).

On October 24, 2012, Zhengduo Information, along with another individual and a non-controlling shareholder invested RMB5,000,000 (US$802,555) to establish Juhuan Network and obtained 51% equity interests of Juhuan Network.

On November 12, 2012, Shanghai Giant invested RMB5,000,000 (US$802,555) to establish Bengbu Giant and obtained 100% equity interest in Bengbu Giant.

On December 10, 2012, the Group decided to close two wholly owned subsidiaries, Haoji Network and Juyan Network, according to the Group’s overall development strategy. As a result, the Group deconsolidated the above two subsidiaries in December 2012. There was no gain or loss in net income attribute to the parent for the deconsolidation transaction.